Derivative Financial Instruments (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Oct. 31, 2019
Derivative liabilities		$ 400,000
Decrease in fair value of derivatives	$ 114,000	19,491
Gain on Extiguishment Debt	286,000
Derivative liabilities conversion features	0	400,139	$ 565,195
Note [Member]
Derivative liabilities conversion features	$ 101,000	$ 565,195